SHAREHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 4 – SHAREHOLDERS’ EQUITY

a. Ordinary Shares

The Company has 200 million ordinary shares, NIS 0.01 par value per share, authorized as of March 31, 2023. Each ordinary share is entitled to one voting right. Ordinary share owners are entitled to dividends when funds are legally available and declared by the Company’s board of directors.

b. Warrants

There were no outstanding warrants as of March 31, 2023 and December 31, 2022.

c. Pre-funded Warrants

In April 2021, the Company issued 8,050,000 pre-funded warrants in lieu of ordinary shares in an underwritten public offering at a price per share of $1.89. The pre-funded warrants are exercisable for $0.01 per share and have no expiration date. As of March 31, 2023, none of the pre-funded warrants have been exercised.

d. Stock based compensation

There were no grants of stock-based compensation during the three months ended March 31, 2023.

e. Restricted Stock Units

During the three months ended March 31, 2023, 750,000 restricted stock units vested.

NOTE 9 – SHARE CAPITAL:

a.	Common Stock

The Company has authorized 200 million shares of common stock, NIS 0.01 par value per share as of December 31, 2022 and 150 million shares of common stock, NIS 0.01 par value per share as of December 31, 2021. Each share of common stock is entitled to one voting right. Common stock owners are entitled to dividends when funds are legally available and declared by the Company’s board of directors.

b.	Common Stock Offerings

On January 14, 2021, the Company entered into an ordinary share purchase agreement of up to $20 million of VBL’s ordinary shares, par value NIS 0.01 per share, with an institutional investor. The ordinary shares may be sold from time to time based on our notice to the investor over the 30-month term of the purchase Agreement. On December 6, 2022, the ordinary share purchase agreement terminated. During the term of the ordinary share purchase agreement, the Company issued an aggregate of 1,400,000 shares for gross proceeds of approximately $3.0 million.

On April 9, 2021, VBL entered into an underwriting agreement pursuant to which the Company issued (a) 5,150,265 of its ordinary shares to certain investors at a price of $1.90 per ordinary share and (b) pre-funded warrants to purchase 8,050,000 ordinary shares at price of $1.89 per pre-funded warrant with an exercise price of each pre-funded warrant equal to $0.01 per share. In addition, the underwriters exercised an option to purchase additional shares and purchased 1,751,525 additional ordinary shares. Net proceeds from the issuance and sale of the 6,901,790 ordinary shares and 8,050,000 pre-funded warrants was approximately $26.4 million, after deducting the underwriting discounts and commissions and the estimated offering expenses.

On February 11, 2022, the Company entered into an Open Market Sale AgreementSM with Jefferies LLC (“Jefferies”), to offer and sell from time to time its ordinary shares, NIS 0.01 par value, having an aggregate offering price of up to $50.0 million (the “ATM Facility”). From February 11, 2022 through March 10, 2023, no shares were sold under the ATM Facility.

In February 2022, the 615,366 shares that were classified as redeemable shares in 2021 were no longer subject to redemption and were classified as shareholders’ equity.

c.	Warrants

There were no outstanding warrants as of December 31, 2022:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual Life
	Warrants	Price	(in years)
Outstanding as of December 31, 2020	15,726,378	$2.38
Exercised	(11,523,997)	1.57
Expired	(1,250,000)	7.50
Outstanding as of December 31, 2021	2,952,381	3.00
Expired	(2,952,381)	3.00
Outstanding as of December 31, 2022	-	-	-
Exercisable as of December 31, 2022	-	-	-

During the years ended December 31, 2022 and 2021, no additional warrants were issued.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 9 – SHARE CAPITAL: (continued):

d.	Pre-funded Warrants

In April 2021, the Company issued 8,050,000 pre-funded warrants in lieu of ordinary shares in an underwritten public offering at a price per share of $1.89. The pre-funded warrants are exercisable for $0.01 per share and have no expiration date. As of December 31, 2022, none of the pre-funded warrants have been exercised.

e.	Stock-Based Compensation

In February 2000, the Company’s Board of Directors approved an option plan (the “Plan”) as amended through 2008. Under the Plan, the Company reserved up to 1,423,606 Ordinary Shares of NIS 0.01 par value of the Company for allocation to employees and non-employees. Each option provides the holder the right to exercise such option and acquire one Ordinary Share per option. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.

In April 2011, the Company’s board of directors approved a new option plan (the “New Plan”). Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees. Any option which was granted under the New Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

In September 2014, the Company’s shareholders approved the adoption of the Employee Share Ownership and Option Plan (2014) (“2014 Plan”) effective as of the closing of the public offering. Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan). The Ordinary Shares to be issued upon exercise of the options confer the same rights as the other Ordinary Shares of the Company, immediately upon allotment. Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

Effective February 13, 2022, the board of directors of VBL approved the adoption of the Inducement Plan (2022) to reserve an additional two million (2,000,000) of VBL’s ordinary shares, NIS 0.01 par value per ordinary share, to be exclusively for grants of awards to individuals who were not previously employees or non-employee directors of VBL (or following a bona fide period of non-employment with VBL), as an inducement material to each such individual’s entry into employment with VBL within the meaning of Rule 5635(c)(4) of the Nasdaq Listing Rules (Rule 5635(c)(4)). The Inducement Plan (2022) was approved by the board of directors without shareholder approval pursuant to Nasdaq Listing Rule 5635(c)(4). The term of each option granted under this plan will be determined by the board of directors, but no option shall be exercisable more than 10 years from the date of its grant.

Option exercise prices and vesting periods are determined by the board of directors of the Company on the date of the grant.

The options are subject to the terms stipulated by section 102(b)(2) of the Ordinance. According to these provisions, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to the employees as a capital gain benefit in respect of the options granted.

Options granted to related parties or non-employees of the Company are governed by Section 3(i) of the Ordinance. The Company will be allowed to claim as an expense for tax purposes the amounts equal to the expenses it recorded in the financial statements in the year in which the related parties or non-employees exercised the options into shares.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of comprehensive loss for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
	U.S. dollars in thousands
General and administrative	$2,188	$1,194
Research and development	367	774
Total	$2,555	$1,968

Stock Options

Below is a table summarizing the options issued and outstanding as of and for the years ended December 31, 2022 and 2021:

			Weighted
		Weighted	Average	Total
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Stock Options	Price	Life (in years)	Value
Outstanding at December 31, 2020	7,435,360	$2.52
Granted	1,794,787	2.29
Forfeited	(65,500)	3.01
Outstanding at December 31, 2021(1)	9,164,647	2.49
Granted	1,264,189	0.80
Exercised	(388,909)	0.05
Forfeited	(3,221,311)	2.34
Outstanding at December 31, 2022 (1)	6,818,616	2.07	14.77	$0
Exercisable as of December 31, 2022	4,735,356	$2.89	14.62	$0

(1)	Excluding RSUs of 1,700,000 and 74,001 for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022, the unrecognized compensation costs of $1.5 million will be recognized over an estimated weighted-average amortization period of 1.8 years.

The intrinsic value of stock options exercised during the years ended December 31, 2022 and 2021 was $0.09 million and $0, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2022 and 2021 was $1.49 and $1.90.

Key assumptions used to estimate the fair value of the stock options granted during the years ended December 31, 2022 and 2021 included:

	Year Ended December 31,
	2022	2021
Expected term of options (years)	5.9-11	11
Expected common stock price volatility	91.22%	91%
Risk-free interest rate	1.5% - 3.3%	1.48%-1.64%
Expected dividend yield	—	—

f.	Restricted Stock Units

Below is a table summarizing the restricted stock units granted and outstanding as of and for the year ended December 31, 2022 and 2021:

		Weighted Average
		Grant Date
	Restricted Stock	Fair Value
	Units	Price

Unvested as of December 31, 2020	102,334	$5.47
Vested	(28,333)	4.20
Unvested as of December 31, 2021	74,001	6.45
Granted	1,700,000	0.24
Forfeited	(74,001)	6.45
Unvested as of December 31, 2022	1,700,000	0.24
Total unrecognized expense remaining	$153,287	0.24
Weighted-average years expected to be recognized over	0.25

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)